OTHER FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2024
Other financial income (expenses), net [Abstract]
Schedule of Other Financial Income (Expenses), Net

	Year ended December 31,
	2024	2023	2022

Interest expense	(196,175)	(125,376)	(46,737)

Finance expense	(196,175)	(125,376)	(46,737)

Interest income	297,820	255,009	75,145

Finance income	297,820	255,009	75,145

Net foreign exchange gain (loss)	(104,024)	98,037	(163,740)
Change in fair value of financial assets	(145,768)	1,899	78,309
Derivative contract results	12,329	(60,183)	(2,132)
Others	(58,396)	(45,932)	(10,978)

Other financial income (expenses), net	(295,859)	(6,179)	(98,541)